Fair values of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Excluding Derivatives	The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology
(level 1, 2 or 3, as described above). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year. For amounts included below which are subject to repurchase and reverse repurchase agreements see page 180.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2024
Trading assets
Loans and advances to customers	–	621	–	621
Reverse repurchase agreements	–	20,466	–	20,466
Debt securities:
Government securities	3,473	–	–	3,473
Asset-backed securities	–	149	–	149
Corporate and other debt securities	–	741	–	741
	3,473	890	–	4,363
Total trading assets	3,473	21,977	–	25,450
Other financial assets mandatorily held at fair value through profit or loss
Loans and advances to banks	–	2,787	–	2,787
Loans and advances to customers	–	2,418	6,010	8,428
Debt securities:
Government securities	7,091	2	–	7,093
Other public sector securities	–	2,288	–	2,288
Bank and building society certificates of deposit	–	8,667	–	8,667
Asset-backed securities	–	285	367	652
Corporate and other debt securities	–	14,722	2,161	16,883
	7,091	25,964	2,528	35,583
Treasury and other bills	32	–	–	32
Equity shares	131,767	–	1,351	133,118
Contracts held with reinsurers	–	10,527	–	10,527
Total other financial assets mandatorily held at fair value through profit or loss[1]	138,890	41,696	9,889	190,475
Total financial assets at fair value through profit or loss	142,363	63,673	9,889	215,925
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	15,146	115	–	15,261
Asset-backed securities	–	149	48	197
Corporate and other debt securities	1,152	13,755	–	14,907
	16,298	14,019	48	30,365
Equity shares	–	–	325	325
Total financial assets at fair value through other comprehensive income	16,298	14,019	373	30,690
Total financial assets (excluding derivatives) at fair value	158,661	77,692	10,262	246,615
1Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £185,201 million. Included within these assets are investments in unconsolidated structured entities of £86,630 million; see note 39.
Note 17: Fair values of financial assets and liabilities continued

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2023
Trading assets
Loans and advances to customers	–	23	–	23
Reverse repurchase agreements	–	17,413	–	17,413
Debt securities:
Government securities	3,596	–	–	3,596
Asset-backed securities	–	77	–	77
Corporate and other debt securities	–	529	–	529
	3,596	606	–	4,202
Total trading assets	3,596	18,042	–	21,638
Other financial assets mandatorily held at fair value through profit or loss
Loans and advances to banks	–	3,127	–	3,127
Loans and advances to customers	–	1,992	7,890	9,882
Debt securities:
Government securities	8,005	4	–	8,009
Other public sector securities	10	2,300	–	2,310
Bank and building society certificates of deposit	–	7,504	–	7,504
Asset-backed securities	–	327	186	513
Corporate and other debt securities	–	18,061	2,064	20,125
	8,015	28,196	2,250	38,461
Treasury and other bills	51	–	–	51
Equity shares	117,194	–	1,541	118,735
Contracts held with reinsurers	–	11,424	–	11,424
Total other financial assets mandatorily held at fair value through profit or loss[1]	125,260	44,739	11,681	181,680
Total financial assets at fair value through profit or loss	128,856	62,781	11,681	203,318
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,093	48	–	14,141
Asset-backed securities	–	121	52	173
Corporate and other debt securities	956	12,090	–	13,046
	15,049	12,259	52	27,360
Equity shares	–	–	232	232
Total financial assets at fair value through other comprehensive income	15,049	12,259	284	27,592
Total financial assets (excluding derivatives) at fair value	143,905	75,040	11,965	230,910
1Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £176,475 million. Included within these assets are investments in unconsolidated structured entities of £76,426 million; see note 39.

Schedule of Movements in Level 3 - Portfolio, Financial Liabilities, Derivative Assets and Liabilities	The table below analyses movements in level 3 financial assets (excluding derivatives) at fair value, recurring basis.

	2024			2023
	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m
At 1 January	11,681	284	11,965	11,304	342	11,646
Exchange and other adjustments	1	(3)	(2)	(4)	(1)	(5)
Gains (losses) recognised in the income statement within other income	352	3	355	723	6	729
Gains (losses) recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	92	92	–	(54)	(54)
Purchases/increases to customer loans	1,080	–	1,080	744	3	747
Sales/repayments of customer loans	(3,266)	(3)	(3,269)	(1,140)	(12)	(1,152)
Transfers into the level 3 portfolio	84	–	84	136	–	136
Transfers out of the level 3 portfolio	(43)	–	(43)	(82)	–	(82)
At 31 December	9,889	373	10,262	11,681	284	11,965
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	186	(1)	185	654	–	654
The table below analyses movements in the level 3 financial liabilities (excluding derivatives) at fair value portfolio.

	2024 £m	2023 £m
At 1 January	42	45
Gains recognised in the income statement within other income	2	(1)
Redemptions	(3)	(1)
Transfers out of the level 3 portfolio	(19)	(1)
At 31 December	22	42
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	3	(1)

Schedule of Financial Liabilities Excluding Derivatives	The table below analyses these financial liabilities by
balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page 260). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2024
Trading liabilities
Liabilities in respect of securities sold under repurchase agreements	–	20,564	–	20,564
Short positions in securities	2,400	17	–	2,417
Total trading liabilities	2,400	20,581	–	22,981
Liabilities designated at fair value through profit or loss
Debt securities in issue	–	4,608	22	4,630
Other	–	–	–	–
Total liabilities designated at fair value through profit or loss	–	4,608	22	4,630
Total financial liabilities (excluding derivatives) at fair value	2,400	25,189	22	27,611
At 31 December 2023
Trading liabilities
Liabilities in respect of securities sold under repurchase agreements	–	18,057	–	18,057
Short positions in securities	1,569	5	–	1,574
Total trading liabilities	1,569	18,062	–	19,631
Liabilities designated at fair value through profit or loss
Debt securities in issue	–	5,223	42	5,265
Other	–	18	–	18
Total liabilities designated at fair value through profit or loss	–	5,241	42	5,283
Total financial liabilities (excluding derivatives) at fair value	1,569	23,303	42	24,914

Schedule of Derivatives	The table below analyses these derivative balances by
valuation methodology (level 1, 2 or 3, as described on page 260). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2024				2023
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	103	23,221	741	24,065	77	21,857	422	22,356
Derivative liabilities	(79)	(21,175)	(422)	(21,676)	(116)	(19,589)	(444)	(20,149)

Schedudle Of Level 3 Derivative Assets and Liability Movements	The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2024		2023
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	422	(444)	553	(608)
Exchange and other adjustments	(15)	7	(8)	5
Gains (losses) recognised in the income statement within other income	11	(7)	(104)	111
Purchases (additions)	5	(4)	19	(15)
(Sales) redemptions	(29)	53	(38)	63
Transfers into the level 3 portfolio	347	(27)	–	–
At 31 December	741	(422)	422	(444)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	12	(7)	(72)	76

Schedule of Sensitivity of Level 3 Valuations

			2024			2023
				Effect of reasonably possible alternative assumptions[1]			Effect of reasonably possible alternative assumptions[1]
	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-241bps/ +131bps)[4]	6,022	245	(231)	7,890	369	(351)
Debt securities	Discounted cash flows	Credit spreads (+/- 17%)[5]	621	35	(55)	445	39	(41)
Equity and venture capital investments	Market approach	Earnings multiple (3.5/15.0)[6]	2,267	150	(150)	2,228	131	(131)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	773	80	(84)	809	77	(99)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	206	–	(7)	309	7	(6)
			9,889			11,681
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/ consensus pricing	n/a	48	2	(2)	52	2	(2)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	325	33	(33)	232	22	(22)
			373			284
Derivative financial assets
Interest rate options	Option pricing model	Interest rate volatility (11%/183%)[7]	394	4	(6)	422	6	(3)
Interest rate derivatives	Discounted cash flows	(+/- 8%) uncertainty of recovery rates	347	21	(21)	–	–	–
			741			422
Level 3 financial assets carried at fair value			11,003			12,387
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/– 50bps)[8]	22	1	(1)	42	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (11%/183%)[7]	422	17	(15)	444	10	(7)
Level 3 financial liabilities carried at fair value			444			486
1Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
2Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
3Underlying asset/net asset values represent fair value.
42023: -50bps/+272bps.
52023: +/- 6%.
62023: 1.6/17.8.
72023: 13%/200%.
82023: +/- 50bps.

Schedule of Valuation Hierarchy for Financial Assets

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2024
Loans and advances to banks	7,900	7,892	–	–	7,892
Loans and advances to customers	459,857	455,846	–	–	455,846
Reverse repurchase agreements	49,476	49,476	–	49,476	–
Debt securities	14,544	14,380	–	11,980	2,400
At 31 December 2023
Loans and advances to banks	10,764	10,764	–	–	10,764
Loans and advances to customers	449,745	439,449	–	–	439,449
Reverse repurchase agreements	38,771	38,771	–	38,771	–
Debt securities	15,355	15,139	–	10,939	4,200

Schedule of Valuation Hierarchy for Financial Liabilities	The table below analyses the fair values of those financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page 260).

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2024
Deposits from banks	6,158	6,158	–	6,158	–
Customer deposits	482,745	483,568	–	483,568	–
Repurchase agreements at amortised cost	37,760	37,760	–	37,760	–
Debt securities in issue at amortised cost	70,834	70,894	–	70,894	–
Subordinated liabilities	10,089	10,419	–	10,419	–
At 31 December 2023
Deposits from banks	6,153	6,153	–	6,153	–
Customer deposits	471,396	471,857	–	471,857	–
Repurchase agreements at amortised cost	37,703	37,703	–	37,703	–
Debt securities in issue at amortised cost	75,592	75,021	–	75,021	–
Subordinated liabilities	10,253	10,345	–	10,345	–